UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7866
                                   ----------

                  TEMPLETON EMERGING MARKETS INCOME FUND, INC.
                 ---------------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS





                                                        AUGUST 31, 2003

[GRAPHIC OMITTED]

                   ANNUAL REPORT AND SHAREHOLDER INFORMATION

                                                                INCOME


--------------------------------------------------------------------------------


                           Templeton Emerging Markets
                                Income Fund, Inc.



--------------------------------------------------------------------------------



                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS



                       Franklin o Templeton o Mutual Series




Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report




                  Contents

Important Notice to ...................   1
Shareholders

ANNUAL REPORT

Templeton Emerging Markets
Income Fund ...........................   2

Performance Summary ...................   6

Financial Highlights &
Statement of Investments ..............   7

Financial Statements ..................  11

Notes to Financial Statements .........  14

Independent Auditors' Report ..........  18

Annual Meeting of Shareholders ........  19

Dividend Reinvestment and
Cash Purchase Plan ....................  20

Board Members and Officers ............  22

Proxy Voting Policies and Procedures ..  28


--------------------------------------------------------------------------------




Annual Report

Templeton Emerging Markets
Income Fund, Inc.

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Emerging Markets Income Fund seeks high, current income, with a secondary goal of capital appreciation, by investing, under normal market conditions, at least 80% of its net assets in income-producing securities of sovereign or sovereign-related entities and private sector companies in emerging market countries.


We are pleased to bring you Templeton Emerging Markets Income Fund's annual report for the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Emerging Markets Income Fund delivered cumulative total returns of 24.44% based on market price and 24.20% based on net asset value, as shown in the Performance Summary on page 6. In comparison, the J.P. Morgan Emerging Markets Bond Index Global (JPM EMBIG) posted a 26.84% cumulative total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

Global economic conditions supported international fixed income markets during the Fund's fiscal year. Economic growth in the world's major economies, although positive, pointed toward a slow global recovery. Heightened geopolitical uncertainty leading up to the Iraq war accompanied declines in confidence and production indicators, particularly in the U.S. and Europe.

Slow economic growth, rising unemployment and disinflationary pressures provided a favorable environment for an accommodative monetary stance at many major central banks. In the U.S., the Federal Reserve Board lowered the federal funds target rate 75 basis points to 1.00%. Similarly, policymakers at the European Central Bank (ECB) reduced its reference rate 125 basis points to 2.00%. Both the U.S. Treasury yield curve and the euro-zone benchmark curve


[SIDEBAR]
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

WHAT ARE CURRENT AND CAPITAL ACCOUNTS?
--------------------------------------------------------------------------------
A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded. A capital account is that part of the balance of payments that measures the flows of investments in and out of one country.


1. Source: J.P. Morgan. The unmanaged JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.

2 | Annual Report



--------------------------------------------------------------------------------

GEOGRAPHIC DISTRIBUTION*
Based on Total Net Assets as of 8/31/03

Latin America ................................ 39.3%
Europe ....................................... 29.1%
Asia ......................................... 15.9%
North America ................................  6.0%
Middle East & Africa .........................  1.9%
Short-Term Investments & Other Net Assets ....  7.8%

*The Geographic Distribution is a snapshot of the Fund on 8/31/03 and may not reflect ongoing repositioning or reinvestment of cash in the Fund.

--------------------------------------------------------------------------------

shifted downward. Global bond markets responded favorably to interest rate declines, increasing 3.59% in local currency terms and 9.14% in U.S. dollar terms over the course of the reporting period, as measured by the J.P. Morgan Global Government Bond Index (JPM GGBI). 2

A predominant characteristic of global currency markets over the past fiscal year was U.S. dollar weakness. Although the U.S. dollar strengthened late in the period, it depreciated 8.23% relative to the nation's major trading partners for the 12 months ended August 31, 2003. 3 Led by a widening U.S. trade deficit, the nation's balance of payments position deteriorated, with the current account balance reaching peak deficit levels. Additionally, with U.S. interest rates reaching historically low levels, U.S. interest bearing securities were generally less attractive than those of other developed nation markets with higher interest rates.

Reduced interest rates in developed economies generally benefit emerging market borrowers through lower borrowing costs and positive investment flows from investors seeking higher returns outside developed countries. Thus, emerging bond markets performed well over the course of the reporting period, with the JPM EMBIG increasing in local currency terms as stated above. Sovereign interest rate spreads declined from 812 basis points greater than the U.S. Treasury market at the beginning of the reporting period to 482 basis points by period-end. 1



2. Source: J.P. Morgan. The unmanaged JPM GGBI tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: Federal Reserve Board.

                                                               Annual Report | 3



TOP 10 COUNTRIES
8/31/03
---------------------------------------------
                                   % OF TOTAL
                                   NET ASSETS
---------------------------------------------
Russia                                19.3%
---------------------------------------------
Brazil                                17.9%
---------------------------------------------
Venezuela                              9.4%
---------------------------------------------
U.S.                                   6.0%
---------------------------------------------
Colombia                               4.9%
---------------------------------------------
Ukraine                                4.9%
---------------------------------------------
Indonesia                              4.8%
---------------------------------------------
Philippines                            4.8%
---------------------------------------------
Mexico                                 4.7%
---------------------------------------------
Thailand                               3.4%
---------------------------------------------

INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, while at the same time monitoring interest rate, exchange rate and credit risks.


MANAGER'S DISCUSSION

The Fund's positioning reflected a defensive strategy toward Latin America early in the year under review that changed to positive toward the period-end. We maintained a positive outlook on Asia and eastern Europe throughout the period. Based on the JPM EMBIG, Latin America, eastern Europe and Asia returned 32.71%, 26.84% and 8.37%, respectively. 1

We attribute the Fund's underperformance relative to the JPM EMBIG to our underweighted position in Brazil early in the reporting period and overweighted positions in more defensive holdings, particularly in Mexico and eastern Europe. Mexico and eastern Europe generated positive returns but underperformed relative to the JPM EMBIG.

Brazil was the top-performing emerging bond market during the 12-month period, returning 66.81%. 1 Early in the Fund's fiscal year, we underweighted Brazil compared to the JPM EMBIG due largely to concerns regarding the country's ability to service debt obligations and capital market accessibility ahead of the fall presidential election. We shifted to an overweighted Brazilian allocation later in the period following inflationary pressure containment and official interest rate reduction. Typically, lower interest rates decrease government borrowing costs, and support economic growth, fiscal performance and debt service capacity. Additionally, Brazil regained access to international capital markets, easing financing concerns. Elsewhere in Latin America, Venezuelan bond markets experienced volatility after an employee strike at the nation's oil company impacted economic conditions. However, Venezuela bonds rebounded and ended the reporting period up 21.28%, following the resumption of oil production, sustained oil prices and accumulation of international reserves. 1

In eastern Europe, Russia's economy accelerated during the period under review. Furthermore, the country's international reserves reached historical peak levels, facilitated by continued current account surpluses and investment flows into the country. Rapid foreign reserve accumulation reflects balance of payment strength

4 | Annual Report




from current and capital account improvements. Strong export growth supported the current account surplus while foreign direct investment increases and return of capital benefited the capital account. Russian bond markets returned 31.64%. 1 Highlighting improved credit conditions, independent credit rating agency Standard & Poor's upgraded Russia's sovereign credit during the period, from BB-to BB, while Moody's Investors Service raised its rating from Ba3 to Ba2. Ukraine's economy also grew, and balance of payment strength and increased investor lending supported gross foreign reserve accumulation. Ukrainian bonds returned 16.35% for the period. 1

In Asia, Philippine emerging market debt gained 13.05% over the reporting period. 1 The nation's fiscal performance strengthened primarily from improved revenue collection and low inflationary pressures. In South Korea, credit conditions improved later in the reporting period with low inflationary pressures and positive balance of payment dynamics. Indonesia's credit condition improved and Standard & Poor's upgraded the country's foreign currency sovereign rating to Band local currency rating to B during the period. The nation's current account surplus also supported international reserve accumulation. Additionally, Indonesia delivered positive economic growth while inflationary pressures improved. Likewise, Thailand's economy grew and inflation remained low.

It is important to note that investing in foreign securities involves special risks, such as adverse economic, social and political developments in countries where the Fund invests, as well as market and currency volatility. Emerging markets involve heightened risks related to the same factors in addition to risks associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility that can arise from such factors as high levels of inflation, deflation or currency devaluation.

Thank you for your continued participation in Templeton Emerging Markets Income Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Emerging Markets Income Fund, Inc.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 5



Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION


--------------------------------------------------------------------------------------------------
                                                      CHANGE        8/31/03        8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.42         $12.53         $11.11
--------------------------------------------------------------------------------------------------
Market Price (NYSE)                                   +$1.43         $12.43         $11.00
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                              $1.12
--------------------------------------------------------------------------------------------------

PERFORMANCE 1
                                                       1-YEAR         5-YEAR   INCEPTION (9/23/93)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2
   Based on change in NAV                              24.20%        134.19%        156.74%
--------------------------------------------------------------------------------------------------
   Based on change in market price                     24.44%        170.49%        138.04%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 2
   Based on change in NAV                              24.20%         18.56%          9.95%
--------------------------------------------------------------------------------------------------
   Based on change in market price                     24.44%         22.02%          9.12%
--------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO A GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.



ENDNOTES
1. Past expense reductions by the Fund's manager and shareholder servicing agent increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.


6 | Past performance does not guarantee future results. | Annual Report



Templeton Emerging Markets Income Fund, Inc.
FINANCIAL HIGHLIGHTS

                                                        --------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                           2003        2002          2001        2000           1999
                                                        --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $11.11      $11.48        $12.43      $11.36         $9.46
                                                        --------------------------------------------------------------
Income from investment operations:

   Net investment income a ............................      .93        1.16 c        1.26        1.27          1.26

   Net realized and unrealized gains (losses) .........     1.61        (.27) c       (.93)       1.03          1.88
                                                        --------------------------------------------------------------
Total from investment operations ......................     2.54         .89           .33        2.30          3.14
                                                        --------------------------------------------------------------
Capital share repurchases .............................       --          --           .01         .01            --
                                                        --------------------------------------------------------------
Distributions from net investment income ..............    (1.12)      (1.26)        (1.29)      (1.24)        (1.24)
                                                        --------------------------------------------------------------
Net asset value, end of year ..........................   $12.53      $11.11        $11.48      $12.43        $11.36
                                                        --------------------------------------------------------------
Market value, end of year b ...........................   $12.43     $11.000       $10.930     $10.688        $9.938
                                                        --------------------------------------------------------------

Total return (based on market value per share) ........   24.44%      12.38%        15.53%      21.62%        37.66%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................... $591,029    $522,210      $539,423    $587,397      $540,977

Ratios to average net assets:

   Expenses ...........................................    1.17%       1.15%         1.18%       1.19%         1.18%

   Net investment income ..............................    7.78%       9.99% c      10.77%      10.62%        11.30%

Portfolio turnover rate ...............................  142.71%      95.94%       138.63%      53.40%        38.29%

aBased on average weighted shares outstanding.
bBased on the last sale on the New York Stock Exchange.
cEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net Investment income per share .......................... $(.03)
Net realized and unrealized gains/(losses) per share .....   .03
Ratio of net investment income to average net assets .....  (.29)%
Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                          Annual Report | See notes to financial statements. | 7



Templeton Emerging Markets Income Fund, Inc.
STATEMENT OF INVESTMENTS, AUGUST 31, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
                                                                                     AMOUNT/WARRANTS A        VALUE
-----------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 92.1%
   BRAZIL 17.9%
 b Globo Communicacoes Participacoes Ltd., 144A, 10.625%, 12/05/08 ..............  $      5,000,000     $    1,900,000
   Republic of Brazil,
     8.00%, 4/15/14 .............................................................        26,752,382         24,160,745
     11.00%, 8/17/40 ............................................................        86,926,000         79,482,961
                                                                                                        ---------------
                                                                                                           105,543,706
                                                                                                        ---------------
   BULGARIA 3.1%
   Republic of Bulgaria, 144A, 8.25%, 1/15/15 ...................................        16,532,000         18,365,399
                                                                                                        ---------------
   COLOMBIA 4.9%
   Republic of Colombia,
     10.50%, 7/09/10 ............................................................         2,758,000          3,130,330
     10.75%, 1/15/13 ............................................................        12,450,000         14,028,038
     11.75%, 2/25/20 ............................................................        10,055,000         11,888,006
                                                                                                        ---------------
                                                                                                            29,046,374
                                                                                                        ---------------
   HUNGARY .8%
   Government of Hungary, 8.50%, 10/12/05 .......................................     1,169,400,000 HUF      4,968,611
                                                                                                        ---------------
   INDONESIA 4.8%
   Indonesia Recapital, 13.50%, 3/15/10 .........................................    56,400,000,000 IDR      7,151,368
 c PT Astra International TBK, wts., 12/31/03 ...................................         3,786,583          1,288,598
 b PT Indah Kiat Finance Mauritius Ltd., 10.00%, 7/01/07 ........................        16,375,000          7,450,625
 b PT Inti Indorayon Utama TBK, 9.125%, 10/15/49 ................................         6,830,000            170,750
   Republic of Indonesia, 14.00%, 6/15/09 .......................................    74,910,000,000 IDR      9,666,124
 b Tjiwi Kimia International Finance, 13.25%, 8/01/01 ...........................         8,000,000          2,820,000
                                                                                                        ---------------
                                                                                                            28,547,465
                                                                                                        ---------------
   MEXICO 4.7%
   United Mexican States,
     5.375%, 6/10/13 ............................................................         5,500,000 EUR      5,808,001
     11.50%, 5/15/26 ............................................................         9,300,000         13,010,700
     144A, 7.50%, 3/08/10 .......................................................         2,910,000 EUR      3,531,949
     Reg S, 7.50%, 3/08/10 ......................................................         4,700,000 EUR      5,704,522
                                                                                                        ---------------
                                                                                                            28,055,172
                                                                                                        ---------------
   NETHERLANDS 1.0%
   Astra Overseas Finance BV 144A,
     FRN, 4.3738%, 6/30/05 ......................................................         2,517,264          2,391,401
     zero cpn., 6/30/06 .........................................................         4,036,000          3,390,240
                                                                                                        ---------------
                                                                                                             5,781,641
                                                                                                        ---------------
   PANAMA .9%
   Republic of Panama, 10.75%, 5/15/20 ..........................................         4,600,000          5,474,000
                                                                                                        ---------------
   PERU 1.4%
   Republic of Peru, 9.875%, 2/06/15 ............................................         7,640,000          8,461,300
                                                                                                        ---------------

8| Annual Report



Templeton Emerging Markets Income Fund, Inc.
STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

-----------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL
                                                                   AMOUNT/WARRANTS A              VALUE
-----------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS(CONT.)
   PHILIPPINES 4.8%
   Philippine Long Distance Telephone Co.,
     9.25%, 6/30/06 ..............................................$       620,000              $   663,400
     MTN, Series E, 9.25%, 6/30/06 ...............................      5,080,000                5,435,600
   Republic of
   Philippines,
     9.00%, 2/15/13 ..............................................      1,400,000                1,460,550
     10.625%, 3/16/25 ............................................      5,075,000                5,601,531
     Reg S, 9.125%, 2/22/10 ......................................      8,380,000 EUR            9,588,215
     Reg S, 8.75%, 10/07/16 ......................................      5,450,000                5,407,955
                                                                                              -------------
                                                                                                28,157,251
                                                                                              -------------
   RUSSIA 19.3%
   Federation of Russia,
     Reg S, 11.00%, 7/24/18 ......................................     40,525,000               53,612,549
     Reg S, 12.75%, 6/24/28 ......................................     38,756,000               60,573,109
                                                                                              -------------
                                                                                               114,185,658
                                                                                              -------------
   SOUTH AFRICA 1.9%
   Republic of South Africa, 5.25%, 5/16/13 ......................     10,490,000 EUR           11,003,311
                                                                                              -------------
   SOUTH KOREA 2.5%
   Korea Treasury Bond, 4.75%, 3/12/08 ........................... 16,835,000,000 KRW           14,612,510
                                                                                              -------------
   THAILAND 3.4%
   Kingdom of Thailand,
     8.50%, 10/14/05 .............................................    410,000,000 THB           11,454,855
     4.125%, 2/12/08 .............................................     98,000,000 THB            2,619,932
     8.50%, 12/08/08 .............................................     11,000,000 THB              353,438
     4.80%, 4/09/10 ..............................................    212,000,000 THB            5,846,768
                                                                                              -------------
                                                                                                20,274,993
                                                                                              -------------
   UKRAINE 4.9%
   Republic of Ukraine,
     144A, 7.65%, 6/11/13 ........................................     17,868,000               17,510,640
     Reg S, 10.00%, 3/15/07 ......................................      9,430,442 EUR           11,213,035
                                                                                              -------------
                                                                                                28,723,675
                                                                                              -------------
   UNITED STATES 6.0%
   U.S. Treasury Note,
     1.50%, 07/31/05 .............................................     17,800,000               17,676,237
     2.00%, 08/31/05 .............................................     17,700,000               17,716,638
                                                                                              -------------
                                                                                                35,392,875
                                                                                              -------------
   VENEZUELA 9.4%
   Republic of Venezuela, 9.25%, 9/15/27 .........................     73,139,000               55,722,776
                                                                                              -------------
   VIETNAM .4%
   Republic of Vietnam, 4.00%, 3/12/16 ...........................      2,602,000                2,367,820
                                                                                              -------------
   TOTAL LONG TERM INVESTMENTS (COST $524,456,177)                                             544,684,537
                                                                                              -------------

                                                               Annual Report | 9

Templeton Emerging Markets Income Fund, Inc.
STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

-----------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL
                                                                        AMOUNT/WARRANTS A        VALUE
-----------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.9%
   THAILAND .5%
   Thailand Treasury Bill, 1.550%, 11/19/03 ..........................    124,000,000 THB    $   3,009,494
                                                                                              -------------
   UNITED STATES 1.4%
 d Franklin Institutional Fiduciary Trust Money Market Portfolio .....      8,083,754            8,083,754
                                                                                              -------------
   TOTAL SHORT TERM INVESTMENTS (COST $11,023,830) ...................                          11,093,248
                                                                                              -------------
   TOTAL INVESTMENTS (COST $535,480,007) 94.0% .......................                         555,777,785
   OTHER ASSETS, LESS LIABILITIES 6.0% ...............................                          35,251,451
                                                                                              -------------
   NET ASSETS 100.0% .................................................                       $ 591,029,236
                                                                                              -------------

CURRENCY ABBREVIATIONS | EUR - European Monetery Unit | HUF - Hungarian Forint
                        IDR - Indonesian Rupiah | KRW - Korean Won
                       | THB - Thai Bhat

aThe principal amount is stated in U.S. Dollars unless otherwise indicated. bSeem Note 6 regarding defaulted securities.
cNon-income producing.
dSee Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.






10| See notes to financial statements. | Annual Report




Templeton Emerging Markets Income Fund, Inc.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

Assets:
   Investments in securities:
     Cost ...................................................................... $ 535,480,007
                                                                                 -------------
     Value .....................................................................   555,777,785
   Receivables:
     Investment securities sold ................................................    88,446,773
     Dividends and interest ....................................................    10,556,498
                                                                                 -------------
        Total assets ...........................................................   654,781,056
                                                                                 -------------
Liabilities:
   Payables:
     Investment securities purchased ...........................................    62,784,207
     Affiliates ................................................................       488,192
   Other liabilities ...........................................................       479,421
                                                                                 -------------
        Total liabilities ......................................................    63,751,820
                                                                                 -------------
Net assets, at value ........................................................... $ 591,029,236
                                                                                 -------------
Net assets consist of:
   Undistributed net investment income ......................................... $     800,391
   Net unrealized appreciation (depreciation) ..................................    20,273,293
   Accumulated net realized gain (loss) ........................................  (90,772,006)
   Capital shares ..............................................................   660,727,558
                                                                                 -------------
Net assets, at value ........................................................... $ 591,029,236
                                                                                 -------------
Net asset value per share ($591,029,236 / 47,165,033 shares outstanding) .......        $12.53
                                                                                 -------------

Annual Report | See notes to financial statements. | 11



Templeton Emerging Markets Income Fund, Inc.
FINANCIAL STATEMENTS (CONTINUED)



STATEMENT OF OPERATIONS for the year ended August 31, 2003


Interest Income
   Dividends ................................................................... $     161,562
   Interest ....................................................................    49,984,059
                                                                                 --------------
        Total investment income ................................................    50,145,621
Expenses:
   Management fees (Note 3) ....................................................     4,717,511
   Administrative fees (Note 3) ................................................       840,731
   Transfer agent fees .........................................................       681,100
   Custodian fees ..............................................................       107,100
   Reports to shareholders .....................................................        46,800
   Registration and filing fees ................................................        39,200
   Professional fees ...........................................................        36,700
   Directors' fees and expenses ................................................        49,700
   Other .......................................................................        14,600
                                                                                 --------------
        Total expenses .........................................................     6,533,442
                                                                                 --------------
          Net investment income ................................................    43,612,179
                                                                                 --------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
     Investments ...............................................................    16,158,768
     Foreign currency transactions .............................................      (125,288)
                                                                                 --------------
        Net realized gain (loss)                                                    16,033,480
Net unrealized appreciation
   (depreciation) on:
     Investments ...............................................................    59,965,517
     Translation of assets and liabilities denominated in foreign currencies ...       (24,485)
                                                                                 --------------
        Net unrealized appreciation (depreciation) .............................    59,941,032
                                                                                 --------------
Net realized and unrealized gain (loss) ........................................    75,974,512
                                                                                 --------------
Net increase (decrease) in net assets resulting from operations ................ $ 119,586,691
                                                                                 --------------



12 | See notes to financial statements. | Annual Report




Templeton Emerging Markets Income Fund, Inc.
FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002


                                                                                               ------------------------------------
                                                                                                     2003               2002
                                                                                               ------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ................................................................... $    43,612,179   $      54,432,363
     Net realized gain (loss) from investments and foreign currency transactions .............      16,033,480        (41,492,694)
     Net unrealized appreciation (depreciation) on investments and translation of assets and
        liabilities denominated in foreign currencies ........................................      59,941,032          29,037,082
                                                                                               ------------------------------------
          Net increase (decrease) in net assets resulting from operations ....................     119,586,691          41,976,751
Distributions to shareholders from net investment income .....................................    (52,719,576)        (59,190,526)
Capital share transactions (Note 2) ..........................................................       1,952,424                  --
                                                                                               ------------------------------------
          Net increase (decrease) in net assets ..............................................      68,819,539        (17,213,775)
Net assets:
   Beginning of year .........................................................................     522,209,697         539,423,472
                                                                                               ------------------------------------
   End of year ............................................................................... $   591,029,236   $     522,209,697
                                                                                               ------------------------------------
Undistributed net investment income included in net assets:
   End of year ............................................................................... $       800,391   $       7,103,891
                                                                                               ------------------------------------




                         Annual Report | See notes to financial statements. | 13




Templeton Emerging Markets Income Fund, Inc.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The Fund seeks high current income, with a secondary goal of capital appreciation, by investing primarily in a portfolio of high-yielding debt obligations of sovereign or sovereign-related entities and private sector companies in emerging market countries. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.



14 | Annual Report



Templeton Emerging Markets Income Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Board of Directors of the Fund previously authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open market transactions, at the discretion of management. This authorization remains in effect. Through August 31, 2003, the Fund had repurchased a total of 610,500 shares.

At August 31, 2003, there were 100 million shares authorized ($0.01 par value). During the year ended August 31, 2003, 169,776 shares were issued for $1,952,424 from reinvested distributions.



                                                              Annual Report | 15



Templeton Emerging Markets Income Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively.

The Fund pays an investment management fee to Advisers of 0.85% per year of the Fund's average daily net assets. The Fund pays an administrative fee to FT Services of 0.15% per year of the Fund's average daily net assets.



4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for tax purposes were as follows:

Cost of investments ......................................... $ 539,953,624
                                                              --------------
Unrealized appreciation .....................................    44,881,622
Unrealized depreciation .....................................   (29,057,461)
                                                              --------------
Net unrealized appreciation (depreciation) .................. $  15,824,161
                                                              --------------
Distributable earnings - ordinary income .................... $   6,762,543
                                                              --------------

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                             ------------------------------
                                                  2003            2002
                                             ------------------------------
Distributions paid from:
   Ordinary income .......................   $  52,719,576   $  59,190,526
                                             ------------------------------

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, accrual of interest on defaulted bonds, losses realized subsequent to October 31 on the sale of currencies, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
   2007 ..................................   $ 1,960,611
   2008 ..................................    20,490,368
   2009 ..................................    17,957,029
   2010 ..................................    22,453,289
   2011 ..................................    24,612,139
                                             -----------
                                             $87,473,436
                                             -----------

At August 31, 2003, the Fund had deferred currency losses occurring subsequent to October 31, 2002 of $125,302. For tax purposes, such losses will be reflected in the year ending August 31, 2004.



16 | Annual Report




Templeton Emerging Markets Income Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2003 aggregated $762,355,040 and $787,639,146, respectively.



6. CREDIT RISK, DEFAULTED SECURITIES

The Fund held defaulted securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At August 31, 2003, the value of these securities was $12,341,375 representing 2.1% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.



7.CONCENTRATION OF RISK

Investing in securities of emerging market issuers includes certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions, currency fluctuations, and the risk of loss from underdeveloped systems of securities registration and transfer. As of August 31, 2003, approximately 37% of the Fund's net assets are obligations of the governments of Brazil or Russia and are subject to the credit risk of such issuers.



8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $161,562 of dividend income from investment in the Sweep Money Fund for the year ended August 31, 2003.





                                                              Annual Report | 17




Templeton Emerging Markets Income Fund, Inc.
INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON EMERGING MARKETS INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Emerging Markets Income Fund, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003




18 | Annual Report



Templeton Emerging Markets Income Fund, Inc.
ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 28, 2003


An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Ft. Lauderdale, Florida, on February 28, 2003. The purpose of the meeting was to elect three Directors of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Directors of the
Fund: Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

The election of five (3) Directors:

-------------------------------------------------------------------------------------------------------
                                             % OF         % OF                      % OF        % OF
                                         OUTSTANDING      VOTED                  OUTSTANDING    VOTED
TERM EXPIRING 2006:            FOR          SHARES       SHARES    WITHHELD         SHARES      SHARES
-------------------------------------------------------------------------------------------------------
Betty P. Krahmer .........  43,220,340      91.97%       98.15%    815,673          1.74%       1.85%
Gordon S. Macklin ........  43,200,952      91.93%       98.10%    835,061          1.78%       1.90%
Frec R. Milsaps ..........  43,167,082      91.85%       98.03%    868,931          1.85%       1.97%

* Harris J. Ashton, Nicholas F. Brady, Harmon E. Burns, Frank J. Crothers, S. Joseph Fortunato, Andrew H. Hines, Jr., Edith E. Holiday, Charles B. Johnson, and Constantine D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.



                                                              Annual Report | 19



Templeton Emerging Markets Income Fund, Inc.
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN


The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

If shares of the Fund are held in the shareholder's name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in "street name"), the broker-dealer or nominee will elect to participate in the Plan on the shareholder's behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.

Participants should contact Mellon Investor Services LLC, P.O. Box 3338, South Hackensack, NJ 07606-1938, to receive the Plan brochure.

To receive dividends or distributions in cash, the shareholder must notify Mellon Securities Trust Company (the "Plan Agent") at the address above or the institution in whose name the shares are held. The Plan Agent must receive written notice within 10 business days before the record date for the distribution.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to the Plan Agent, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Securities Trust Company" and sent to Mellon Investor Services LLC, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn:
Templeton Emerging Markets Income Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund's shares on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to Mellon Investor Services LLC, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.



20 | Annual Report




Templeton Emerging Markets Income Fund, Inc.


TRANSFER AGENT

Mellon Investor Services LLC
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
1-800-416-5585
www.melloninvestor.com




SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "TEI." Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call 1-800/416-5585. Registered shareholders can now access their Fund account on-line with Investor ServiceDirect (R). For information go to Mellon Investor Services' web site at https://www.melloninvestor.com and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN (R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton Emerging Markets Income Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.




                                                              Annual Report | 21



Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)            Director      Since 1993      142                        Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                    company).
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-----------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (59)           Director      Since 1999      17                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Chairman, Ventures Resources
Corporation (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co.
Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean
Electric Utility Services Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
-----------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)         Director      Since 1993      143                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY,
member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (80)        Director      Since 1993      28                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-2002); Chairman and Director, FORMERLY, Precise Power Corporation
(1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and
Chairman of the Board and Chief Executive Officer, Florida Progress Corporation
(holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
-----------------------------------------------------------------------------------------------------------------------------

22 | Annual Report



-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)            Director    Since 1996          92                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                     (exploration and refining of oil and
Suite 2100                                                                                 gas); Hercules Incorporated (chemi-
Fort Lauderdale, FL 33394-3091                                                             cals, fibers and resins); Beverly
                                                                                           Enterprises, Inc. (health care); H.J.
                                                                                           Heinz Company (processed foods and
                                                                                           allied products); RTI International
                                                                                           Metals, Inc. (manufacture and distri-
                                                                                           bution of titanium); and Canadian
                                                                                           National Railway (railroad).
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-
1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (74)            Director    Since 1993          21                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S.
government.
-----------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)           Director    Since 1993          142                       Director, White Mountains Insurance
500 East Broward Blvd.                                                                     Group, Ltd. (holding company);
Suite 2100                                                                                 Martek Biosciences Corporation;
Fort Lauderdale, FL 33394-3091                                                             MedImmune, Inc. (biotechnology);
                                                                                           Overstock.com (Internet services);
                                                                                           and Spacehab, Inc. (aerospace serv-
                                                                                           ices); and FORMERLY, Director, MCI
                                                                                           Communication Corporation (subse-
                                                                                           quently known as MCI WorldCom,
                                                                                           Inc. and WorldCom, Inc.) (communi-
                                                                                           cations services) (1988-2002).
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
FORMERLY, Chairman, White River Corporation (financial services) (1993- 1998)
and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (74)            Director    Since 1993          28                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978); Financial Vice President, Florida
Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
-----------------------------------------------------------------------------------------------------------------------------

Annual Report | 23

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (71)              Director    Since May 2003                 17             Director, Becton, Dickinson and Co.
500 East Broward Blvd.                                                                     (medical technology); White
Suite 2100                                                                                 Mountains Insurance Group Ltd.
Fort Lauderdale, FL 33394-3091                                                             (holding company); and Amerada

                                                                                           Hess Corporation
                                                                                           (exploration and refining
                                                                                           of oil and gas).
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief
Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and
Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Director    Since 1999                     17             None
(49)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (73)         Director      Since 1993                   21            Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                    (exploration and refining of oil and
Suite 2100                                                                                gas); and C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                            investment business); and FORMERLY,
                                                                                          Director, H.J. Heinz Company
                                                                                          (processed foods and allied
                                                                                          products) (1987-1988; 1993-2003).
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas
Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology
Ventures Group, LLC (investment firms) (1994-present); Director, Templeton
Capital Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY,
Secretary of the United States Department of the Treasury (1988-1993); Chairman
of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and
U.S. Senator, New Jersey (April 1982-December 1982).
-----------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (58)           Director and   Director since              38            None
One Franklin Parkway             Vice President 1993 and Vice
San Mateo, CA 94403-1906                        President since
                                                1996
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------

24 | Annual Report



-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)        Director,      Director and     142                         None
One Franklin Parkway             Chairman of    Chairman of the
San Mateo, CA 94403-1906         the Board and  Board since 1995
                                 Vice President and Vice
                                                President
                                                since 1992
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (39)          Vice President Since 2001       Not Applicable              None
PO Box N-7759
Lyford Cay, Nassau, Bahamas
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-----------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)          Vice President Since 1993       Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice    Since 2002       Not Applicable              None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)               Vice President Since 2000       Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and President, Chief Executive
Officer and FORMERLY, Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 25

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)            Vice President Vice President Not Applicable             None
One Franklin Parkway             and Secretary  since 2000
San Mateo, CA 94403-1906                        and Secretary
                                                since 1996
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (63)      Vice President Since 1996     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member -Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and offi- cer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment compa- nies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (63)                 Vice President Since 1994     Not Applicable             None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin
Templeton Distributors, Inc.; Senior Vice President, Franklin Templeton
Services, LLC; and officer of one of the other subsidiaries of Franklin
Resources, Inc. and of 32 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)           Vice President Since 2002     Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                 - AML                                                    Chemicals, Inc. and Lingnan
Rockefeller Center               Compliance                                               Foundation
New York, NY 10048-0772
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY (41)     President and  Since 2002     Not Applicable             None
One Franklin Parkway             Chief Executive
San Mateo, CA 94403-1906         Officer -
                                 Investment
                                 Management
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of six of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------

26 | Annual Report



-----------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)         Treasurer and   Treasurer since Not Applicable            None
500 East Broward Blvd.          Chief Financial 2000 and Chief
Suite 2100                      Officer         Financial
                                                Officer
Fort Lauderdale, FL 33394-3091                  since 2002
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)           Vice President Since 2000      Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE INCEPTION AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE STOCK EXCHANGE RULES AND SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

                                                              Annual Report | 27



Templeton Emerging Markets Income Fund, Inc.
PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.












28 | Annual Report




[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

100 Fountain Parkway
P.O Box 33030
St. Petersburg, FL 33733-8030

ANNUAL REPORT AND SHAREHOLDER INFORMATION
Templeton Emerging Markets
Income Fund, Inc.


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ
07660 1-800/416-5585
www.mellon.com

FUND INFORMATION
1-800/342-5236


Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


TLTEI A2003 10/03



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's Board of Directors; defer to the voting recommendation of the Fund's Board of Directors, ISS or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as they align their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004

ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date   October 31, 2003